Property and Equipment, Net - Additional Information (Details)		12 Months Ended
	Jun. 03, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Business acquisition, equity interest acquired	100.00%
Business acquisition, cash consideration paid	¥ 183,555,000
Depreciation expense		¥ 59,719,534	$ 9,152,419	¥ 37,340,304	¥ 23,919,015
Property and Equipment
Property Plant And Equipment [Line Items]
Impairment charges					¥ 5,008,677